Stock-Based Compensation - Inducement Awards Textual (Details) $ in Millions		9 Months Ended	12 Months Ended
	Nov. 04, 2019 shares	Nov. 26, 2022 USD ($) installment shares	Feb. 26, 2022 USD ($) installment shares	Feb. 27, 2021 shares
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		1,096,000
Inducement Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Inducement award threshold percentage of stock ownership		50.00%	50.00%
Inducement Awards | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		0	0	816,158
Vesting period commencement (in years)		1 year	1 year
Unrecognized compensation expense | $		$ 0.1	$ 1.6
Period for recognition, weighted average period (in years)		4 months 24 days	1 year 2 months 12 days
Inducement Awards | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments | installment			1
Inducement Awards | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments | installment			3
Inducement Awards | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	273,735
Vesting period commencement (in years)		2 years	2 years
The 2012 and 2018 Plans | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			1,108,000
Vesting period commencement (in years)		1 year	1 year
Unrecognized compensation expense | $			$ 29.7
Period for recognition, weighted average period (in years)			1 year 10 months 24 days
The 2012 and 2018 Plans | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments | installment		1	1
Vesting period commencement (in years)		1 year
The 2012 and 2018 Plans | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, number of equal annual installments | installment		3	3
Vesting period commencement (in years)		3 years
The 2012 and 2018 Plans | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			634,000
Unrecognized compensation expense | $		$ 5.6	$ 15.8
Period for recognition, weighted average period (in years)		2 years 1 month 6 days	2 years